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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number           811-3886
                                  ---------------------------------------------


                                  AIM ADVISOR FUNDS
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               (Exact name of registrant as specified in charter)


             11 Greenway Plaza, Suite 100, Houston, TX       77046
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             (Address of principal executive offices)      (Zip code)


                                Robert H. Graham
                11 Greenway Plaza, Suite 100, Houston, TX 77046
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                     (Name and address of agent for service)


                                    Copy to:

                               Lisa A. Moss, Esq.
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                               Houston, TX 77046


Registrant's telephone number, including area code:        (713) 626-1919
                                                    ---------------------------

Date of fiscal year end:       07/31
                        -------------------

Date of reporting period: 7/1/03 - 6/30/04
                         ------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03886
Reporting Period: 07/01/2003 - 06/30/2004
AIM Advisor Funds









====================== AIM INTERNATIONAL CORE EQUITY FUND ======================


BHP BILLITON LIMITED (FORMERLY BHP LTD.)

Ticker:       BHP            Security ID:  Q1498M100
Meeting Date: NOV 13, 2003   Meeting Type: Annual
Record Date:  NOV 11, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements for BHP       For       For        Management
      Billiton Ltd and Statutory Reports for
      the Year Ended  June 30, 2003
2     Accept Financial Statements and Statutory For       For        Management
      Reports for BHP Billiton Plc for the Year
      Ended June 30, 2003
3     Elect D C Brink as Director of BHP        For       For        Management
      Billiton Ltd
4     Elect D C Brink as Director of BHP        For       For        Management
      Billiton Plc
5     Elect M A Chaney as Director of BHP       For       For        Management
      Billiton Ltd
6     Elect M A Chaney as Director of BHP       For       For        Management
      Billiton Plc
7     Elect Lord Renwick of Clifton as Director For       For        Management
      of BHP Billiton Ltd
8     Elect Lord Renwick of Clifton as Director For       For        Management
      of BHP Billitoon Plc  as Director
9     Elect M Salamon as Director of BHP        For       For        Management
      Billiton Ltd
10    Elect M Salamon as Director of BHP        For       For        Management
      Billiton Plc
11    Elect J G Buchanan as Director of BHP     For       For        Management
      Billiton Ltd
12    Elect J G Buchanan as Director of BHP     For       For        Management
      Billiton Plc
13    Approve KPMG Audit Plc and                For       For        Management
      PricewaterhouseCoopers LLP as Auditors
      and Authorize Board to Fix Their
      Remuneration
14    Approve Authority to Allot Shares in BHP  For       For        Management
      Billiton Plc
15    Approve Renewal of Authority to Allot     For       For        Management
      Equity Securities for Cash
16    Authorize Share Repurchase Program        For       For        Management
17    Approve Remuneration Report for the Year  For       For        Management
      Ended June 30, 2003
18    Approve the Grant of Deferred Shares,     For       For        Management
      Options and Performance Shares to
      Executive Director and Chief Executive
      Officer, C W Goodyear Under the BHP
      Billiton Limited Group Incentive Scheme
19    Approve the Grant of Deferred Shares,     For       For        Management
      Options and Performance Shares to
      Executive Director and Senior Minerals
      Executive, M Salamon Under the BHP
      Billiton Plc Group Incentive Scheme


--------------------------------------------------------------------------------

DIAGEO PLC (FORMERLY GUINNESS PLC)

Ticker:       DEO            Security ID:  G42089113
Meeting Date: OCT 22, 2003   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Remuneration Report               For       For        Management
3     Approve Final Dividend of 15.7 Pence Per  For       For        Management
      Share
4     Reelect Lord Blyth as Director            For       For        Management
5     Reelect Keith Oates as Director           For       For        Management
6     Reelect Paul Walsh as Director            For       For        Management
7     Approve KPMG Audit Plc as Auditors and    For       For        Management
      Authorize Board to Fix Their Remuneration
8     Authorize Issuance of Equity or           For       For        Management
      Equity-Linked Securities without
      Preemptive Rights up to Aggregate Nominal
      Amount of GBP 44,833,003
9     Authorize 309,885,718 Shares for Share    For       For        Management
      Repurchase Program


--------------------------------------------------------------------------------

KINGFISHER PLC

Ticker:       KGFHY          Security ID:  G5256E359
Meeting Date: JUL 4, 2003    Meeting Type: Special
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Demerger of Kingfisher Plc's      For       For        Management
      Electrical Business to Kesa Electricals
      Plc By Way of Dividend in Specie
2     Approve Capital Reorganization            For       For        Management
3     Approve Kesa Group Sharesave Scheme and   For       For        Management
      Kesa Group International Sharesave Plan
      and Authorize Directors to Modify and
      Establish Such Plans
4     Approve Kesa Group Demerger Award Plan    For       For        Management
      and Authorize Directors to Modify and
      Establish Such Plans
5     Approve Kesa Group Incentive Compensation For       For        Management
      Plan and Authorize Directors to Modify
      and Establish Such Plans
6     Approve Kesa Group Employee Benefit Trust For       For        Management
      and Authorize Directors to Modify and
      Establish Such Plans


--------------------------------------------------------------------------------

MARKS & SPENCER GROUP PLC (FORMERLY MARKS & SPENCER PLC)

Ticker:                      Security ID:  G5824M107
Meeting Date: JUL 16, 2003   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Remuneration Report               For       For        Management
3     Approve Final Dividend of 6.5 Pence Per   For       For        Management
      Share
4     Elect Justin King as Director             For       For        Management
5     Elect Vittorio Radice as Director         For       For        Management
6     Reelect Roger Holmes as Director          For       For        Management
7     Reelect Jack Keenan as Director           For       For        Management
8     Reelect Laurel Power-Freeling as Director For       For        Management
9     Approve PricewaterhouseCoopers LLP as     For       For        Management
      Auditors and Authorize Board to Fix Their
      Remuneration
10    Authorize Issuance of Equity or           For       For        Management
      Equity-Linked Securities with Preemptive
      Rights up to Aggregate Nominal Amount of
      GBP 189,208,626
11    Authorize Issuance of Equity or           For       For        Management
      Equity-Linked Securities without
      Preemptive Rights up to Aggregate Nominal
      Amount of GBP 28,381,293
12    Authorize 227 Million Ordinary Shares for For       For        Management
      Share Repurchase Program


--------------------------------------------------------------------------------

RICHEMONT (COMPAGNIE FINANCIERE RICHEMONT AG)

Ticker:                      Security ID:  H25662141
Meeting Date: SEP 17, 2003   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Allocation of Income and Omission For       For        Management
      of Dividends
3     Approve Discharge of Management Board     For       For        Management
4     Reelect Rupert, Aeschimann, Cologni, Du   For       For        Management
      Plessis, Deschuyteneer, Douro, Istel,
      Kanoui, Quasha, Lord Renwick of Clifton,
      and Verloop as Directors; Elect Alan
      Perrin, Simon Murray, and Juergen
      Schrempp as New Directors
5     Reelect PwC as Auditors                   For       For        Management


--------------------------------------------------------------------------------

SCOTTISH POWER PLC

Ticker:       SPI            Security ID:  G79314129
Meeting Date: JUL 25, 2003   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Remuneration Report               For       For        Management
3     Elect Nick Rose as Director               For       For        Management
4     Elect Donald Brydon as Director           For       For        Management
5     Reelect Charles Smith as Director         For       For        Management
6     Reelect David Nish as Director            For       For        Management
7     Approve PricewaterhouseCoopers LLP as     For       For        Management
      Auditors and Authorize Board to Fix Their
      Remuneration
8     Authorize EU Political Donations up to    For       For        Management
      GBP 100,000
9     Authorize Issuance of Equity or           For       For        Management
      Equity-Linked Securities without
      Preemptive Rights up to Aggregate Nominal
      Amount of GBP 46,403,949
10    Authorize 185,615,798 Shares for Share    For       For        Management
      Repurchase Program

========== END NPX REPORT

                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                     AIM ADVISOR FUNDS
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By (Signature and Title)    /S/ ROBERT H. GRAHAM
                           -----------------------------------------------------
                                Robert H. Graham
                 Chairman of the Board of Trustees and President

Date                                08/31/04
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